CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 919,733	$ 133,770	¥ 401,147
Short-term investments	1,427,346	207,599	1,972,277
Loans receivable, net	4,000	582	73,330
Accounts receivable, net	25,849	3,760	22,334
Inventories	503,303	73,202	603,091
Advances to suppliers	23,795	3,461	19,173
Prepayments and other current assets	476,140	69,252	294,695
Total current assets	3,380,166	491,626	3,386,047
Non-current assets:
Long-term investments	575,046	83,637	643,524
Property, equipment and software, net	709,777	103,233	516,582
Construction in process	19,681	2,862	4,229
Land use rights, net	164,657	23,948	80,846
Intangible assets, net	17,053	2,480	26,630
Goodwill	105,219	15,303	120,510
Film production	275	40	69,238
Deferred tax assets	59,602	8,669	5,587
Other non-current assets	110,729	16,105	114,040
Total non-current assets	1,762,039	256,277	1,581,186
Total assets	5,142,205	747,903	4,967,233
Current liabilities (including amounts of the consolidated variable interest entities (VIEs) without recourse to the primary beneficiaries of RMB114,550 and RMB126,154 as of December 31, 2017 and 2018, respectively. Note 1)
Accounts payable	379,022	55,126	578,881
Advances from customers	36,914	5,369	50,061
Tax payable	90,136	13,110	49,819
Accrued expenses and other current liabilities	879,937	127,983	343,238
Total current liabilities	1,386,009	201,588	1,021,999
Non-current liabilities:
Other non-current liabilities	7,164	1,042	3,311
Deferred tax liabilities	11,261	1,638	0
Total non-current liabilities	18,425	2,680	3,311
Total liabilities	1,404,434	204,268	1,025,310
Commitments and contingencies (Note 18)
Mezzanine Equity:
Redeemable non-controlling interests	66,638	9,692	66,696
Total mezzanine Equity	66,638	9,692	66,696
Shareholders' equity:
Ordinary shares (US$0.00025 par value, 1,000,000,000 shares authorized (including 840,000,000 Class A, 60,000,000 Class B and 100,000,000 discretionary) as of December 31, 2017 and 2018; 94,628,746 Class A ordinary shares issued and 92,992,483 outstanding, 56,892,198 Class B ordinary shares issued and outstanding as of December 31, 2017; 100,628,746 Class A ordinary shares issued and 73,187,255 outstanding, 50,892,198 Class B ordinary shares issued and outstanding as of December 31,2018)	244	35	244
Additional paid-in capital	2,967,390	431,589	2,953,009
Statutory reserves	44,236	6,434	42,573
Treasury stock	(402,133)	(58,488)	0
Retained earnings	872,345	126,877	740,180
Accumulated other comprehensive income	189,051	27,496	139,221
Total shareholders' equity	3,671,133	533,943	3,875,227
Total liabilities, mezzanine equity and shareholders' equity	¥ 5,142,205	$ 747,903	¥ 4,967,233